INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Per share effect of the tax holiday	$ 0.10
Undistributed earnings	$ 77,848,789	$ 36,072,588
Interest and penalty expenses
Unrecognized tax benefits that would impact the income tax rate	5,822,319	2,965,958
Unrecognized tax benefits included in income taxes payable	4,849,529	1,613,832
Unrecognized tax benefits included in other non-current liabilities	384,686	243,555
Unrecognized tax benefits that would reduce deferred tax assets	799,559	1,220,306
Unrecognized tax benefits reasonably possible will be recognized	5,649.088
Operating Loss Carryforwards [Line Items]
Tax losses carryforwards	2,765,401
2017 [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carryforwards	12,319
2018 [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carryforwards	477,647
2019 [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carryforwards	$ 2,275,435